Other Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 74	$ 49	$ 109
Commercial and Specialty Vehicles
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	37	11	37
Agriculture
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	13	41
Construction
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	9	18
Powertrain
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 2	$ 16	$ 7